Share Capital and Share Premium (Details) $ / shares in Units, $ in Thousands	5 Months Ended	6 Months Ended				7 Months Ended
	Jun. 12, 2020 USD ($) $ / shares shares	Jul. 09, 2020 shares	Jun. 30, 2020 USD ($) $ / shares shares	Jun. 22, 2020 $ / shares shares	Jun. 30, 2019 USD ($) shares	Jul. 21, 2020 $ / shares shares	Sep. 25, 2020 shares	Dec. 31, 2019 USD ($)
Disclosure of classes of share capital [Line Items]
Proceeds from warrant exercises | $			$ 194		$ 0
Shares issued during period		13,008		34,285,714		83,333,333
Par value per share | $ / shares				$ 0.35
Proceeds from issuance of share capital | $			24,207		$ 0
Share premium | $			$ 170,002					$ 145,506
Number of shares called by warrants						83,333,333
Exercise price share options granted | $ / shares						$ 0.18
Class B Preferred Shares
Disclosure of classes of share capital [Line Items]
Number of shares outstanding			5,000		0
Class A Warrants
Disclosure of classes of share capital [Line Items]
Issuance of common stock due to exercise of warrants			555,000
Number of outstanding warrants			38,870,000				38,870,000
Number of shares called by warrants			38,870,000				38,870,000
PP Warrants
Disclosure of classes of share capital [Line Items]
Shares issued during period			45,850,000
Par value per share | $ / shares			$ 0.27
Number of outstanding warrants			45,850,000				45,850,000
Number of shares called by warrants			45,850,000				45,850,000
Warrant life in years			5.5
October 2017 Private Placement
Disclosure of classes of share capital [Line Items]
Number of outstanding warrants					1,250,000
Number of shares called by warrants					1,250,000
Maxim Group LLC
Disclosure of classes of share capital [Line Items]
Shares issued during period				5,139,286
Number of shares called by warrants				5,139,286
Warrant life in years				5
Exercise price share options granted | $ / shares				$ 0.35
Maxim Group LLC | 45-day option
Disclosure of classes of share capital [Line Items]
Shares issued during period				5,142,857
Number of shares called by warrants				5,142,857
Goldenmare Limited | Class B Preferred Shares
Disclosure of classes of share capital [Line Items]
Shares issued during period	5,000
Par value per share | $ / shares	$ 0.001
Proceeds from issuance of share capital | $	$ 150,000
Maximum | PP Warrants
Disclosure of classes of share capital [Line Items]
Exercise price of outstanding share options | $ / shares			$ 0.3
Minimum | PP Warrants
Disclosure of classes of share capital [Line Items]
Exercise price of outstanding share options | $ / shares			$ 0.18